CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
REVENUES:
Time charter revenues (Notes 2(f) and 2(o))	$ 1,334,000	$ 18,957,000	$ 19,085,000
EXPENSES:
Voyage expenses (Note 2(o))	54,000	1,940,000	3,680,000
Vessel operating expenses (Notes 2(p) and 9)	360,000	10,421,000	6,880,000
Depreciation and amortization of deferred charges (Notes 2(l), 2(m) and 5)	354,000	7,670,000	4,896,000
General and administrative expenses	358,000	5,281,000	3,083,000
Management fees to related parties (Notes 3(a) and 3(b))	74,000	1,236,000	878,000
Other operating loss/(income) (Note 6)	0	131,000	(6,000)
Operating (loss)/income	134,000	(7,722,000)	(326,000)
OTHER INCOME:
Changes in fair value of warrants' liability (Note 7(b))	0	6,222,000	0
Finance costs (Note 7(b))	0	(909,000)	0
Interest income	0	504,000	0
Gain from equity method investment (Notes 2(h) and 4)	0	2,000	0
Other expenses	0	(74,000)	0
Total other income, net	0	5,745,000	0
Net (loss)/income and comprehensive (loss)/income	134,000	(1,977,000)	(326,000)
Net (loss)/income and comprehensive (loss)/income attributable to common stockholders	$ 65,000	$ (6,707,000)	$ (2,674,000)
(Loss)/ earnings per common share, basic (Note 8) (in dollars per share)	$ 1.47	$ (2.02)	$ (17.18)
(Loss)/ earnings per common share, diluted (Note 8) (in dollars per share)	$ 1.06	$ (3.83)	$ (17.18)
Weighted average number of common stock, basic (Note 8) (in shares)	44,101	3,315,519	155,655
Weighted average number of common stock, diluted (Note 8) (in shares)	61,378	3,372,207	155,655
Class A Warrants [Member]
OTHER INCOME:
Dividends	$ 0	$ 0	$ (1,012,000)
Series C Preferred Stock [Member]
OTHER INCOME:
Deemed dividend upon redemption of Preferred Stock (Note 7(c))	0	(2,549,000)	0
Dividends	(69,000)	(991,000)	(950,000)
Series D Preferred Stock [Member]
OTHER INCOME:
Deemed dividend upon redemption of Preferred Stock (Note 7(c))	0	(154,000)	(134,000)
Dividends	$ 0	$ (1,036,000)	$ (252,000)